DEBT (Details 1) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
2027	$ 2,043,000	$ 2,045,166
2028	0	904,315
2029	0	0
Total	3,943,402	$ 2,949,481
2026	1,816,203
2030	$ 84,199